Hilton Small-MidCap Opportunity ETF

Schedule of Investments

July 31, 2025 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Apparel - 1.3%
Ralph Lauren Corp. - Class A	5,081	$1,517,949

Banks - 5.2%
Commerce Bancshares, Inc.	29,509	1,805,951
Community Financial System, Inc.	36,374	1,916,910
Cullen/Frost Bankers, Inc.	18,094	2,305,357
		6,028,218

Beverages - 2.4%
Primo Brands Corp. - Class A	99,180	2,738,360

Chemicals - 0.6%
Ashland, Inc.	13,706	706,681

Commercial Services – 3.9%
Booz Allen Hamilton Holding Corp.	12,652	1,357,939
Shift4 Payments, Inc. - Class A (a)	17,277	1,779,531
Valvoline, Inc. (a)	41,562	1,465,060
		4,602,530

Computers - 7.4%
Amdocs Ltd.	15,861	1,353,895
CyberArk Software Ltd. (a)	5,038	2,072,986
Kyndryl Holdings, Inc. (a)	89,546	3,382,152
Tenable Holdings, Inc. (a)	56,437	1,767,043
		8,576,076

Distribution & Wholesale - 1.3%
Pool Corp.	4,735	1,459,043

Diversified Financial Services - 4.2%
Houlihan Lokey, Inc. - Class A	14,824	2,826,344
Moelis & Co. - Class A	30,031	2,106,374
		4,932,718

Electric - 4.7%
Clearway Energy, Inc. - Class C	46,992	1,533,349
CMS Energy Corp.	18,029	1,330,540
IDACORP, Inc.	20,586	2,580,043
		5,443,932

Electronics - 3.9%
nVent Electric PLC	35,171	2,758,110
TD SYNNEX Corp.	12,638	1,824,801
		4,582,911

Engineering & Construction - 9.2%
Dycom Industries, Inc. (a)	11,278	3,031,639
EMCOR Group, Inc.	4,272	2,680,638
Jacobs Solutions, Inc.	15,062	2,136,846
Primoris Services Corp.	29,707	2,797,508
		10,646,631

Entertainment - 1.8%
Live Nation Entertainment, Inc. (a)	14,080	2,079,616

Environmental Control - 2.4%
Clean Harbors, Inc. (a)	11,876	2,800,480

Food - 2.3%
Simply Good Foods Co. (a)	35,603	1,084,468
Sprouts Farmers Market, Inc. (a)	10,221	1,548,890
		2,633,358

Healthcare - Products - 4.2%
Bio-Techne Corp.	32,106	1,757,161
STERIS PLC	7,251	1,642,279
West Pharmaceutical Services, Inc.	6,362	1,522,172
		4,921,612

Healthcare - Services - 3.1%
HealthEquity, Inc. (a)	14,257	1,382,929
RadNet, Inc. (a)	40,021	2,190,349
		3,573,278

Insurance - 1.4%
RenaissanceRe Holdings Ltd.	6,664	1,624,283

Internet - 1.9%
Magnite, Inc. (a)	95,858	2,205,693

Iron & Steel - 2.7%
Commercial Metals Co.	30,886	1,601,748
Reliance, Inc.	5,340	1,549,294
		3,151,042

Leisure Time - 3.5%
Planet Fitness, Inc. - Class A (a)	22,522	2,459,177
YETI Holdings, Inc. (a)	44,102	1,620,308
		4,079,485

Machinery - Construction & Mining - 2.3%
BWX Technologies, Inc.	17,513	2,660,750

Miscellaneous Manufacturers - 2.5%
Teledyne Technologies, Inc. (a)	5,362	2,954,569

Oil & Gas - 4.4%
Coterra Energy, Inc.	48,594	1,185,208
EQT Corp.	55,331	2,974,041
Magnolia Oil & Gas Corp. - Class A	38,092	907,351
		5,066,600

Packaging & Containers - 1.1%
AptarGroup, Inc.	8,188	1,286,662

Retail - 5.1%
Academy Sports & Outdoors, Inc.	39,109	1,986,346
BJ's Wholesale Club Holdings, Inc. (a)	17,935	1,899,317
Burlington Stores, Inc. (a)	7,324	1,999,159
		5,884,822

Semiconductors - 4.1%
Entegris, Inc.	16,554	1,298,827
MACOM Technology Solutions Holdings, Inc. (a)	13,859	1,900,623
MKS, Inc.	16,040	1,526,687
		4,726,137

Software - 2.7%
Broadridge Financial Solutions, Inc.	4,743	1,173,940
Jack Henry & Associates, Inc.	11,276	1,914,834
		3,088,774

Telecommunications - 3.3%
Ciena Corp. (a)	28,325	2,629,693
DigitalBridge Group, Inc. - Class A	117,869	1,265,913
		3,895,606

Transportation - 1.9%
Landstar System, Inc.	7,120	949,595
Saia, Inc. (a)	4,272	1,291,169
		2,240,764
TOTAL COMMON STOCKS (Cost $92,454,437)		110,108,580

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.6%
Alexandria Real Estate Equities, Inc.	8,209	627,414
Americold Realty Trust, Inc.	87,453	1,406,244
Independence Realty Trust, Inc.	84,834	1,422,666
Rexford Industrial Realty, Inc.	20,495	748,682
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,009,332)		4,205,006

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 4.23%(b)	1,631,839	1,631,839
TOTAL SHORT-TERM INVESTMENTS (Cost $1,631,839)		1,631,839

TOTAL INVESTMENTS - 99.8% (Cost $100,095,608)		115,945,425
Other Assets in Excess of Liabilities - 0.2%		192,812
TOTAL NET ASSETS - 100.0%		$116,138,237

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Hilton Small-MidCap Opportunity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$110,108,580	$—	$—	$110,108,580
Real Estate Investment Trusts - Common	4,205,006	—	—	4,205,006
Money Market Funds	1,631,839	—	—	1,631,839
Total Investments	$115,945,425	$—	$—	$115,945,425

Refer to the Schedule of Investments for further disaggregation of investment categories.